Note 8 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
	December 31,
	2017	2016
Financial assets:
Cash and cash equivalents, consisting of high interest savings account, measured at amortized cost	$10,631	$7,940
Investments, consisting of guaranteed investment certificates, measured at amortized cost	798	-

Financial liabilities:
Accounts payable and accrued liabilities, measured at amortized cost	1,765	1,318

Disclosure of Currency Risk [Text Block]
	CAD$ Balances
	December 31, 2017	December 31, 2016	December 31, 2015

Cash and cash equivalents	$83	$2,867	$4,579
Investments	1,000	-	8,245
Accounts payable and accrued liabilities	(384)	(275)	(979)
Balance, end of year	$699	$2,592	$11,845